Corporate information	12 Months Ended
Sep. 30, 2025
Corporate information
Corporate information

1.Corporate information

(a)Corporate information

KWESST Micro Systems Inc. (the “Company”, “KWESST”) was incorporated on November 28, 2017, under the laws of the Province of British Columbia. The registered office is located at 550 Burrard Street, Suite 2900, Vancouver, British Columbia, Canada, and the corporate office is located at Unit 300, 80 Hines Rd., Ottawa, Ontario, Canada. The Company has representative offices in the following foreign locations: Washington DC (United States), London (United Kingdom), and Abu Dhabi (United Arab Emirates).

On June 30, 2025, the Company changed its name to “DEFSEC Technologies Inc.” (“DEFSEC”).

The Company develops and commercializes next-generation technology solutions that deliver a tactical advantage for military, public safety agencies and personal defense markets. The Company’s core mission is to protect and save lives.

DEFSEC’s common stock is listed on the TSX-Venture Exchange (“TSX-V’’) under the stock symbol of DFSC, on the Nasdaq Capital Market (“Nasdaq”) under the stock symbol of DFSC and on the Frankfurt Stock Exchange under the stock symbol of 62U2. Additionally, warrants issued in the United States are also listed on the Nasdaq under the stock symbol of DFSCW. Effective May 1, 2023, the warrants issued in Canada are listed on the TSX-V under the stock symbol of DFSC.WT.U.

(b)2025 Reverse Stock Split (applied retrospectively)

On April 23, 2025, on Nasdaq and on April 24, 2025, on the TSX-V, DEFSEC effected a twenty-one for one (21-for-1) reverse stock split of its common stock (the “2025 Reverse Split”). Accordingly, all shareholders of record at the opening of business on April 23, 2025, received one issued and outstanding common share of DEFSEC in exchange for twenty-one outstanding common shares of DEFSEC. No fractional shares were issued in connection with the 2025 Reverse Split. All fractional shares created by the 2025 Reverse Split were rounded to the nearest whole number of common shares, with any fractional interest representing 0.5 or more common shares entitling holders thereof to receive one whole common share.

Effective on the date of the 2025 Reverse Split, the exercise price and number of common shares issuable upon the exercise of outstanding stock options and warrants were proportionately adjusted to reflect the 2025 Reverse Split. All information respecting outstanding common shares, including net loss per share, in the current and comparative periods presented herein give effect to the 2025 Reverse Split.

(c)2024 Reverse Stock Split (applied retrospectively)

In October 2024, DEFSEC effected a ten for one (10-for-1) reverse stock split of its common stock on October 23, 2024 (the “2024 Reverse Split”). Accordingly, all shareholders of record at the opening of business on October 23, 2024, received one issued and outstanding common shares of DEFSEC in exchange for ten outstanding common shares of DEFSEC. No fractional shares were issued in connection with the 2024 Reverse Split. All fractional shares created by the 2024 Reverse Split were rounded to the nearest whole number of common shares, with any fractional interest representing 0.5 or more common shares entitling holders thereof to receive one whole common share.

Effective on the date of the 2024 Reverse Split, the exercise price and number of common shares issuable upon the exercise of outstanding stock options and warrants were proportionately adjusted to reflect the 2024 Reverse Split. All information respecting outstanding common shares, including net loss per share, in the current and comparative periods presented herein give effect to the 2024 Reverse Split.